Inventory (Tables)	12 Months Ended
Dec. 31, 2019
Classes Of Inventories [Abstract]
Summary of Inventories
	December 31, 2019	December 31, 2018
Harvested cannabis	50,403	435
Cannabis supplies and consumables	8,808	799
Ornamental flowers, supplies and consumables	731	—
	59,942	1,234